(LOSSES) EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
(LOSSES) EARNINGS PER SHARE
Schedule of basic and diluted loses per share from continuing operations

	For the six months ended June 30,
	2023		2024
	US$	US$	US$	US$
	Class A	Class B	Class A	Class B

(Losses) earnings per share from continuing operations—basic:
Numerator:
Net (loss) income from continuing operations —basic	(5,079)	—	21	—

Denominator:
Weighted average number of ordinary shares outstanding	1,093,318,366	99	1,119,383,556	99
Denominator used for (losses) earnings per share	1,093,318,366	99	1,119,383,556	99
(Losses) earnings per share from continuing operations — basic	(0.01)	—	0.00	—

(Losses) earnings per share from continuing operations—diluted:
Numerator:
Net (loss) income from continuing operations — diluted	(5,079)	—	21	—
Reallocation of net (loss) income from continuing operations as a result of conversion of Class B to Class A shares	—	—	—	—
Net (loss) income from continuing operations attributable to ordinary shareholders	(5,079)	—	21	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,093,318,366	99	1,119,383,556	99
Conversion of Class B to Class A ordinary shares	99	—	99	—
Denominator used for (losses) earnings per share**	1,093,318,465	99	1,119,383,655	99
(Losses) earnings per share from continuing operations—diluted	(0.01)	—	0.00	—

(Losses) earnings from continuing operations per ADS*:
Denominator used for (losses) earnings per ADS - basic	10,933,184	—	11,193,836	—
Denominator used for (losses) earnings per ADS - diluted**	10,933,185	—	11,193,837	—
(Losses) earnings from continuing operations per ADS – basic	(0.47)	—	0.00	—
(Losses) earnings from continuing operations per ADS – diluted	(0.47)	—	0.00	—

15.  (LOSSES) EARNINGS PER SHARE (continued)

	For the six months ended June 30,
	2023		2024
	US$	US$	US$	US$
	Class A	Class B	Class A	Class B

(Losses) earnings per share from discontinued operations—basic:
Numerator:
Net (loss) income from discontinued operations —basic	(772)	—	18,927	—

Denominator:
Weighted average number of ordinary shares outstanding	1,093,318,366	99	1,119,383,556	99
Denominator used for (losses) earnings per share	1,093,318,366	99	1,119,383,556	99
(Losses) earnings per share from discontinued operations — basic	(0.00)	—	0.02	—

(Losses) earnings per share from discontinued operations—diluted:
Numerator:
Net (loss) income from discontinued operations — diluted	(772)	—	18,927	—
Reallocation of net (loss) income from discontinued operations as a result of conversion of Class B to Class A shares	—	—	—	—
Net (loss) income from discontinued operations attributable to ordinary shareholders	(772)	—	18,927	—

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic (losses) earnings per share	1,093,318,366	99	1,119,383,556	99
Conversion of Class B to Class A ordinary shares	99	—	99	—
Denominator used for (losses) earnings per share**	1,093,318,465	99	1,119,383,655	99
(Losses) earnings per share from discontinued operations—diluted	(0.00)	—	0.02	—

(Losses) earnings from discontinued operations per ADS*:
Denominator used for (losses) earnings per ADS - basic	10,933,184	—	11,193,836	—
Denominator used for (losses) earnings per ADS – diluted**	10,933,185	—	11,193,837	—
(Losses) earnings from discontinued operations per ADS – basic	(0.07)	—	1.69	—
(Losses) earnings from discontinued operations per ADS – diluted	(0.07)	—	1.69	—
*	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.
**

For the six months ended June 30, 2024, 730,844,350 weighted average ordinary share equivalents relating to stock warrants were excluded from the denominator of diluted earnings per share or ADS because the exercise prices of the warrants were greater than the average market price of the ordinary shares or ADSs, and therefore, the effect would be anti-dilutive.